Condensed Consolidating Financial Information - Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 396,173		$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370				$ 1,650,520	$ 1,779,143	$ 1,658,729
Cost of sales			349,580		369,858		393,437		310,141		401,423		429,020		442,889		807,824	763,295	871,909	1,112,875	1,273,332	1,467,334	1,583,473	1,496,695
Gross profit	41,714	[2]	44,397	[1]	47,121	[1]	49,954	[1]	63,336	[1],[3]	38,077	[1]	44,231	[1]	50,026	[1]	98,616	97,075	94,257	141,472	132,334	183,186	195,670	162,034
Selling, general and administrative expenses																	72,533	55,888				92,641	69,391	68,857
Operating income (loss)			27,044		9,156		32,031		46,386		20,979		27,748		31,166		26,083	41,187	58,914	68,231	79,893	90,545	126,279	93,177
Interest expense									9,618		9,954		10,988		9,450		19,834	19,958	20,438		30,392	39,727	40,010	25,076
Third party interest expense																								22,613
Related party interest expense																								2,463
Loss on extinguishment of debt					19,612													19,612				19,612
Other (income) expense, net																	191	709				121	432	810
Income (loss) before provision for (benefit from) income taxes and equity income (loss)	12,532		17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058	908	39,210	18,553	49,989	31,085	85,837	67,291
Provision for (benefit from) income taxes			6,769		(971)		8,198		12,613		3,726		7,258		7,840		12,503	7,227	15,098	13,996	18,824	19,185	31,437	26,676
Income (loss) before equity income (loss)			10,876		(20,092)		13,773		23,235		7,053		10,240		13,872		(6,445)	(6,319)	24,112	4,557	31,165	11,900	54,400	40,615
Equity income (loss), net of tax																	860	475				995	888	1,530
Net income (loss)	7,602		11,137	[1]	(19,891)	[1]	14,047	[1]	23,570	[1]	7,280	[1]	10,268	[1]	14,170	[1]	(5,585)	(5,844)	24,438	5,293	31,718	12,895	55,288	42,145
Less: Net income attributable to noncontrolling interest																	159	168				374	156	512
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.	7,501		11,032	[1]	(20,005)	[1]	13,993	[1]	23,590	[1]	7,283	[1]	10,201	[1]	14,058	[1]	(5,744)	(6,012)	24,259	5,020	31,542	12,521	55,132	41,633
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Selling, general and administrative expenses																	5,188	735				1,427	1,650	1,102
Operating income (loss)																	(5,188)	(735)				(1,427)	(1,650)	(1,102)
Income (loss) before provision for (benefit from) income taxes and equity income (loss)																	(5,188)	(735)				(1,427)	(1,650)	(1,102)
Provision for (benefit from) income taxes																	(1,997)	(283)				(550)	(635)	(424)
Income (loss) before equity income (loss)																	(3,191)	(452)				(877)	(1,015)	(678)
Equity income (loss), net of tax																	(2,553)	(5,560)				13,398	56,147	42,311
Net income (loss)																	(5,744)	(6,012)				12,521	55,132	41,633
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	(5,744)	(6,012)				12,521	55,132	41,633
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of sales																	116	(1,905)				83	735	16,759
Gross profit																	(116)	1,905				(83)	(735)	(16,759)
Selling, general and administrative expenses																	28,856	21,812				30,756	15,721	12,337
Operating income (loss)																	(28,972)	(19,907)				(30,839)	(16,456)	(29,096)
Interest expense																	19,834	19,961				39,730	39,950	25,070
Loss on extinguishment of debt																		19,612				19,612
Other (income) expense, net																	187	597				766	292	668
Income (loss) before provision for (benefit from) income taxes and equity income (loss)																	(48,993)	(60,077)				(90,947)	(56,698)	(54,834)
Provision for (benefit from) income taxes																	(9,953)	(19,161)				(30,066)	(20,765)	(20,214)
Income (loss) before equity income (loss)																	(39,040)	(40,916)				(60,881)	(35,933)	(34,620)
Equity income (loss), net of tax																	36,487	35,356				74,279	92,080	76,931
Net income (loss)																	(2,553)	(5,560)				13,398	56,147	42,311
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	(2,553)	(5,560)				13,398	56,147	42,311
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales																	872,130	829,135				1,584,301	1,713,367	1,599,714
Cost of sales																	777,054	738,120				1,409,588	1,523,655	1,428,661
Gross profit																	95,076	91,015				174,713	189,712	171,053
Selling, general and administrative expenses																	37,056	32,044				57,879	49,451	52,988
Operating income (loss)																	58,020	58,971				116,834	140,261	118,065
Interest expense																		(3)				(3)	60	6
Other (income) expense, net																	(83)	251				(120)	317	219
Income (loss) before provision for (benefit from) income taxes and equity income (loss)																	58,103	58,723				116,957	139,884	117,840
Provision for (benefit from) income taxes																	23,690	26,662				47,828	51,662	46,093
Income (loss) before equity income (loss)																	34,413	32,061				69,129	88,222	71,747
Equity income (loss), net of tax																	2,074	3,295				5,150	3,858	5,184
Net income (loss)																	36,487	35,356				74,279	92,080	76,931
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	36,487	35,356				74,279	92,080	76,931
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales																	48,498	44,619				93,655	88,136	91,256
Cost of sales																	44,842	40,464				85,099	81,443	83,516
Gross profit																	3,656	4,155				8,556	6,693	7,740
Selling, general and administrative expenses																	1,433	1,297				2,579	2,569	2,430
Operating income (loss)																	2,223	2,858				5,977	4,124	5,310
Other (income) expense, net																	87	(139)				(525)	(177)	(77)
Income (loss) before provision for (benefit from) income taxes and equity income (loss)																	2,136	2,997				6,502	4,301	5,387
Provision for (benefit from) income taxes																	763	9				1,973	1,175	1,221
Income (loss) before equity income (loss)																	1,373	2,988				4,529	3,126	4,166
Net income (loss)																	1,373	2,988				4,529	3,126	4,166
Less: Net income attributable to noncontrolling interest																	159	168				374	156	512
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	1,214	2,820				4,155	2,970	3,654
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales																	(14,188)	(13,384)				(27,436)	(22,360)	(32,241)
Cost of sales																	(14,188)	(13,384)				(27,436)	(22,360)	(32,241)
Equity income (loss), net of tax																	(35,148)	(32,616)				(91,832)	(151,197)	(122,896)
Net income (loss)																	(35,148)	(32,616)				(91,832)	(151,197)	(122,896)
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.																	$ (35,148)	$ (32,616)				$ (91,832)	$ (151,197)	$ (122,896)

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.